Bank Loans - Schedule of Terms and Conditions of Bank Loans (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Terms and Conditions of Bank Loans [Line Items]
Face Value	€ 4,870,491
Carrying Amount	€ 4,609,095	382
CaixaBank [Member]
Schedule of Terms and Conditions of Bank Loans [Line Items]
Nominal interest rate	1.50%
Year of maturity	2025
Face Value		400,000
Carrying Amount		382
CaixaBank [Member]
Schedule of Terms and Conditions of Bank Loans [Line Items]
Nominal interest rate	4.23%
Year of maturity	2029
Face Value	€ 2,459,731
Carrying Amount	€ 2,323,542
BBVA [Member]
Schedule of Terms and Conditions of Bank Loans [Line Items]
Nominal interest rate	4.21%
Year of maturity	2029
Face Value	€ 1,449,906
Carrying Amount	€ 1,370,820
Bankinter [Member]
Schedule of Terms and Conditions of Bank Loans [Line Items]
Nominal interest rate	4.22%
Year of maturity	2029
Face Value	€ 960,854
Carrying Amount	€ 914,733